                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended    September 30, 2005
                                                 ------------------


Check here if Amendment [ ]             Amendment Number:
                                                         ----------
   This Amendment (Check only one):  [ ]  is a restatement

                                     [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Atlas Capital Management, L.P.
          -----------------------------
Address:  100 Crescent Court, Suite 880
          -----------------------------
          Dallas, Texas 75201
          -----------------------------

Form 13F File Number: 28-10778
                      --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert H. Alpert
          ---------------------------------------
Title:    President of RHA, Inc., general partner of
          Atlas Capital Management, L.P.
          ---------------------------------------
Phone:    (214) 999-6082
          ---------------------------------------

Signature, Place and Date of Signing:

     /s/Robert H. Alpert                    Dallas, Texas              November 14, 2005
-------------------------------     ------------------------------     -------------------
         (Signature)                        (City, State)                    (Date)

Report Type ( Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           0
Form 13F Information Table Entry Total:                     80
Form 13F Information Table Value Total:               $301,094
                                             ( in thousands )


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE


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                                                                                                                    COLUMN 8
COLUMN 1             COLUMN 2     COLUMN 3    COLUMN 4          COLUMN 5            COLUMN 6    COLUMN 7       VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF              TITLE OF                  VALUE       SHRS OR   SH/   PUT/    INVESTMENT    OTHER
 ISSUER               CLASS        CUSIP      [x$1000]     PRN AMT   PRN   CALL    DISCRETION   MANAGERS   SOLE     SHARED     NONE
Allstate Corp.          COM      020002101     4,457       80,617     SH               sole                 80,617
Allstate Corp.          COM      020002101     1,050       18,986     SH              shared                           18,986
American Int'l          COM      026874107       763       12,319     SH              shared                           12,319
Group
American                COM      030111108     4,037      390,424     SH               sole                390,424
Superconductor
Corp.
Amylin                  COM      032346108     8,516      244,774     SH               sole                244,774
Pharmaceuticals,
Inc.
ARES Capital            COM      04010L103     9,224      566,600     SH               sole                566,600
ARES Capital            COM      04010L103        73        4,495     SH              shared                            4,495
Atwood                  COM      050095108       429        5,097     SH              shared                            5,097
Oceanics, Inc.
Audible, Inc.         COM NEW    05069A302     2,950      240,000     SH               sole                240,000
BOK Financial         COM NEW    05561Q201     4,852      100,730     SH               sole                100,730
Corp.
C F Industries          COM      125269100     6,376      430,500     SH               sole                430,500
Holdings, Inc.
Cal Dive Int'l,
Inc.                    COM      127914109       272        4,283     SH              shared                            4,283
Canadian Natural        COM      136385101       354        7,829     SH              shared                            7,829
Resources Ltd.
Cheniere Energy,      COM NEW    16411R208       290        7,008     SH              shared                            7,008
Inc.
Chesapeake Energy       COM      165167107       299        7,821     SH              shared                            7,821
Cimarex Energy Co.      COM      171798101       212        4,671     SH              shared                            4,671
CIT Group Inc.          COM      125581108       358        7,914     SH              shared                            7,914
CKE Restaurants         COM      12561E105     9,267      703,136     SH               sole                703,136
Inc.
Computer Sciences       COM      205363104       308        6,506     SH              shared                            6,506
Corporation
Conseco Inc. New      COM NEW    208464883       622       29,460     SH              shared                           29,460
Diamond Offshore        COM      25271C102       362        5,913     SH              shared                            5,913
Drilling, Inc.
Drew Industries,      COM NEW    26168L205     1,120       43,394     SH               sole                 43,394
Inc.
Encore Medical          COM      29256E109     1,897      403,717     SH               sole                403,717
Corp.
Endeavour Int'l
Corp.                   COM      29259G101     5,888    1,177,571     SH               sole               1,177,571
ET 6% Conv.             NOTE     269246AB0     1,265    1,251,000    PRN               sole               1,251,000
Pfd. 2/1/07
Fidelity National       COM      316326107       667       14,987     SH              shared                           14,987
Financial
Fisher Scientific     COM NEW    338032204    15,271      246,104     SH               sole                246,104
Int'l, Inc.



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
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                                                                                                                    COLUMN 8
COLUMN 1             COLUMN 2     COLUMN 3    COLUMN 4          COLUMN 5            COLUMN 6    COLUMN 7       VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF              TITLE OF                  VALUE       SHRS OR   SH/   PUT/    INVESTMENT    OTHER
 ISSUER               CLASS        CUSIP      [x$1000]     PRN AMT   PRN   CALL    DISCRETION   MANAGERS   SOLE     SHARED     NONE
Forest Oil Corp         COM      346091705       224        4,290     SH              shared                            4,290
Freescale
Semiconductor, Inc.   COM CLA    35687M107     6,737      287,769     SH               sole                287,769
Gevity HR, Inc.         COM      374393106     8,746      321,066     SH               sole                321,066
Global Santafe
Corp.                   COM      G3930E101       300        6,570     SH              shared                            6,570
Goldman Sachs Group     COM      38141G104       244        2,010     SH              shared                            2,010
Grant Priceco Inc.      COM      38821G101       819       20,148     SH              shared                           20,148
Great Wall
Acquisition             COM      39136T200       564      108,000     SH               sole                108,000
GTEK Holdings
Corporation             COM      400518106     7,085      221,000     SH               sole                221,000
Hornbeck Offshore
Services, Inc.          COM      440543106       223        6,100     SH              shared                            6,100
Int'l Displayworks,
Inc.                    COM      459412102     5,280      888,822     SH               sole                888,822
Intuit                  COM      461202103     3,249       72,500     SH               sole                 72,500
Kellwood, Co.      DBCV 3.5% 6/1 488044AF5     1,688    2,000,000    PRN               sole              2,000,000
IPSCO, Inc.             COM      462622101    17,691      247,462     SH               sole                247,462
Leap Wireless
Int'l, Inc.           COM NEW    521863308     7,328      208,173     SH               sole                208,173
Liberty Media Corp.     COM      530718105    12,883    1,600,393     SH               sole               1,600,393
MBNA                    COM      55262L100       311       12,602     SH              shared                           12,602
Medcohealth
Solutions, Inc.         COM      58405U102    13,298      242,538     SH               sole                242,538
Medical Properties
Trust                   COM      58463J106     1,470      150,000     SH               sole                150,000
MI Developments,
Inc.                    CLA      55304X104     9,181      272,022     SH               sole                272,022
Motient Corp.           COM      619908304       836       41,300     SH               sole                 41,300
Nabors Industries
Inc                     SHS      G6359F103       303        4,214     SH              shared                            4,214
NANO Proprietary        COM      63007X108     4,533    1,880,939     SH               sole               1,880,939
National-Oilwell,
Inc.                    COM      637071101       239        3,626     SH              shared                            3,626
Neoforma                COM      640475505       856      100,392     SH               sole                100,392
NS Group, Inc.          COM      628916108       409       10,432     SH              shared                           10,432
Officemax
Incorporated            COM      67622P101     5,412      170,885     SH               sole                170,885
Oil States Int'l,
Inc.                    COM      678026105       495       13,623     SH              shared                           13,623
Oregon Steel
Mills, Inc.             COM      686079104     3,027      108,500     SH               sole                108,500
Pacific Sunwear
of California           COM      694873100     7,240      337,700     SH               sole                337,700
Parallel Pete
Corp. Del               COM      699157103       224       16,000     SH               sole                 16,000
Partnerre Ltd.          COM      G6852T105       523        8,171     SH              shared                            8,171
Patterson Energy,
Inc.                    COM      703481101       734       20,340     SH              shared                           20,340
Pharmion Corp.          COM      71715B409     4,846      222,200     SH               sole                222,200
Premiere Global
Services, Inc.          COM      740585104    15,421    1,885,220     SH               sole               1,885,220
Quality
Distribution,
Inc.                    COM      74756M102     2,893      362,074     SH               sole                362,074
RCN Corp.               COM      749361200       605       28,500     SH               sole                 28,500
Republic Companies
Group, Inc.             COM      760349100     2,220      175,317     SH               sole                175,317

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                                                                                                                    COLUMN 8
COLUMN 1             COLUMN 2     COLUMN 3    COLUMN 4          COLUMN 5            COLUMN 6    COLUMN 7       VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF              TITLE OF                  VALUE       SHRS OR   SH/   PUT/    INVESTMENT    OTHER
 ISSUER               CLASS        CUSIP      [x$1000]     PRN AMT   PRN   CALL    DISCRETION   MANAGERS   SOLE     SHARED     NONE
SNB Bancshares,         COM      78460M209       405       35,956     SH              shared                           35,956
Inc.
Sourcecorp              COM      836167106     2,365      110,300     SH               sole                110,300
Spanish                 COM      846425882     2,986      415,845     SH               sole                415,845
Broadcasting
System Inc.
Tesoro                  COM      881609101       204        3,028     SH              shared                            3,028
Petroleum
Corp. (w/wts)
Todco                   COM      88889T107       422       10,120     SH              shared                           10,120
Transocean Sedco        COM      G90078109       334        5,448     SH              shared                            5,448
Forex Inc
Triad Hospital,
Inc.                    COM      8957K109     22,250      491,500     SH               sole                491,500
Tyco Int'l Ltd.       COM NEW    902124106    13,309      477,897     SH               sole                477,897
U.S. Bancorp (New)      COM      902973304       290       10,329     SH              shared                           10,329
Unisource               COM      909205106    15,214      457,700     SH               sole                457,700
Energy Corp.
Unumprovident Corp.     COM      91529Y106       902       44,000     SH               sole                 44,000
Unumprovident Corp.     COM      91529Y106       808       39,422     SH              shared                           39,422
Valero Energy           COM      91913Y100       453        4,003     SH              shared                            4,003
Vintage Pete, Inc.      COM      927460105       233        5,112     SH              shared                            5,112
Walter Industries,      COM      93317Q105     7,309      149,401     SH               sole                149,401
Inc. New
WCA Waste               COM      92926K103     4,297      509,182     SH               sole                509,182